Other receivables	12 Months Ended
Jun. 30, 2022
Other receivables
Other receivables

Note 5 – Other receivables

Other receivables consist of the following:

	June 30,	June 30,
	2022	2021
Receivable for exercised warrants	$686,750	$—
Receivable due from buyer of disposed entities*	3,029,212	—
Total other receivables	$3,715,962	$—

*The balance is the remaining loan of disposed entities carried by the buyer.